Other current financial assets - Narrative (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Other current financial assets	SFr 30,054	SFr 17,135
Other current financial assets at amortized cost
Disclosure of financial assets [line items]
Other current financial assets	30,054	17,135
Other current financial assets at amortized cost | Prepaid expense
Disclosure of financial assets [line items]
Other current financial assets	SFr 4,474	SFr 3,467